Commitments and Contingencies - Summary of Other Commitments and Contingencies (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Commitments And Contingencies [abstract]
Guarantees	€ 380	€ 437
Standby letters of credit	12	12
Share of contingent liabilities incurred in relation to interests in joint ventures	14	49
Other guarantees	13	14
Other commitments and contingent liabilities	€ 7	€ 7